SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

17— SHAREHOLDERS’ EQUITY

17-1     Common stock

As of December 31, 2020, EDAP TMS S.A.’s common stock consisted of 29,457,744 issued shares fully paid and with a par value of €0.13 each. 29,165,316 of the shares were outstanding.

17-2     Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

17-3     Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception as the result of an accumulated statutory deficit of €16,172 thousand. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

17-4     Treasury stock

As of December 31, 2020, all 292,428 shares held as treasury stock consisted of (i) 112,138 shares acquired between August and December 1998 and (ii) 180,290 shares acquired in June and July 2001 for a total of €928 thousand. All treasury stocks have been acquired to cover stock purchase options (see Note 17-5).

17-5     Stock-option plans

As of December 31, 2020, the 292,428 ordinary shares held as treasury stock were dedicated to serve stock purchase option plans that may be allocated by the Board of Directors in the future, as per June 28, 2019 shareholders’ approval. The June 25, 2010 purchase option plan expired on June 25, 2020.

As of December 31, 2020, EDAP TMS S.A. sponsored three stock purchase and subscription option plans open to employees of EDAP TMS group:

On December 19, 2012, the shareholders authorized the Board of Directors to grant up to 500,000 options to subscribe to 500,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 500,000 options to subscribe to new shares to certain employees of EDAP TMS on January 18, 2013. The exercise price was fixed at €1.91 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of January 18, 2017 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on January 18, 2023 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2013 the total fair value of the options granted under this plan was €660 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method). Under this plan, 262,500 options are outstanding and exercisable at December 31, 2020.

On February 18, 2016, the shareholders authorized the Board of Directors to grant up to 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 575,000 options to subscribe to new shares to certain employees of EDAP TMS on April 26, 2016. The exercise price was fixed at €3.22 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of April 26, 2020 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on April 26, 2026 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2016 the total fair value of the options granted under this plan was €960 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 260,000 options to subscribe to new shares to certain employees of EDAP TMS on April 25, 2017. The exercise price was fixed at €2.39 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of April 25, 2021 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on April 25, 2027 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2017, the total fair value of the options granted on April 25, 2017 under this plan was €335 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 165,000 options to subscribe to new shares to certain employees of EDAP TMS on August 29, 2018. The exercise price was fixed at €2.65 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of August 29, 2022 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on August 29, 2029 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2018, the total fair value of the options granted on August 29, 2018 under this plan was €219 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

Conforming to this February 18, 2016 stock option plan, the Board of Directors granted 155,000 options to subscribe to new shares to certain employees of EDAP TMS on April 4, 2019. Forfeited options corresponding to employees’ departures were re-allocated. The exercise price was fixed at €3.90 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of April 4, 2023 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on April 4, 2029 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2019, the total fair value of the options granted on April 4, 2019 under this plan was €299 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months (using the graded vesting method).

The impact of this February 18, 2016 Plan on operating income, in accordance with ASC 718, was €289 thousand, €260 thousand and €160 thousand in 2018, 2019 and 2020, respectively.

Under this 2016 plan, 924,400 options are outstanding, 708,150 options are exercisable and 13,750 options are exercised at December 31, 2020.

On June 28, 2019, the shareholders authorized the Board of Directors to grant up to a maximum of 358,528 options to purchase pre-existing shares and to grant 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. As of December 31, 2020, 292,428 pre-existing shares are available for future purchase option grants and none of the options authorized under this Plan have been allocated.

Forfeited stock-options are recognized as they occur, in accordance with ASU 2016-09.

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2020		2019	2018
Weighted-average expected life (years)	—	(2)	6.25	6.25
Expected volatility rates(1)	—		49.45%	52.6%
Expected dividend yield	—		0%	0%
Risk-free interest rate	—		(0.08)%	0.18%
Weighted-average exercise price (€)	—		3.90	2.65
Weighted-average fair value of options granted during the year (€)	—		1.93	1.33
(1)	Historical volatility calculated over 10 years.
(2)	There was no new plan for the year 2020.

As of December 31, 2020, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	2020		2019		2018
		Weighted		Weighted		Weighted
		average		average		average
		exercice		exercice		exercice
	Options	price (€)	Options	price (€)	Options	price (€)
Outstanding on January 1,	1,273,900	2.78	1,347,600	2.61	1,207,600	2.61
Granted	—	—	155,000	3.90	165,000	2.65
Exercised	(23,750)	2.54	(143,700)	2.16	—	—
Forfeited	(21,250)	2.55	(85,000)	1.94	(25,000)	3.05
Expired	(42,000)	2.38	—	—	—	—
Outstanding on December 31,	1,186,900	2.81	1,273,900	2.78	1,347,600	2.61
Exercisable on December 31,	970,650	2.73	818,900	2.60	772,600	2.44
Share purchase options available for grant on December 31,	292,428		250,428		250,428

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at December 31, 2020:

	Outstanding options		Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
3.90	130,000	8.8	3.90	42,576	32,500	3.90	13,017
3.22	465,000	5.3	3.22	468,492	465,000	3.22	468,492
2.65	145,000	7.7	2.65	228,739	72,500	2.65	114,369
2.39	184,400	6.3	2.39	338,837	138,150	2.39	253,852

1.91	262,500	2.0	1.91	608,346	262,500	1.91	608,346
1.91 to 3.90	1,186,900	6.0	2.81	1,686,989	970,650	2.73	1,458,076
(1)	Fully vested options are all exercisable options.
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $5.17 at December 31, 2020, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of December 31, 2020, and changes during the three years ended December 31, 2020, is presented below:

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2018	593,750	1.53
Granted	165,000	1.33
Vested	(180,000)	1.56
Forfeited	(3,750)	1.29
Non-vested at December 31, 2018	575,000	1.47
Non-vested at January 1, 2019	575,000	1.47
Granted	155,000	1.93
Vested	(204,000)	1.52
Forfeited	(70,600)	1.58
Non-vested at December 31, 2019	455,000	1.58
Non-vested at January 1, 2020	455,000	1.58
Granted	0	0
Vested	(235,000)	1.58
Forfeited	(3,750)	1.54
Non-vested at December 31, 2020	216,250	1.59

As of December 31, 2020, there were €105 thousand of total unrecognized compensation expenses related to non-vested stock-options, over a period of 3.25 years.

17-6    Accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) net of tax, for the years ended December 31, 2020, and 2019, are as follows:

	Year Ended December 31, 2020
	Foreign currency
	translation	Provision for
	adjustment	retirement indemnities	Total
Beginning balance	(3,234)	(203)	(3,436)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	410	(38)	372
Ending balance	(2,824)	(241)	(3,064)

	Year Ended December 31, 2019
	Foreign currency
	translation	Provision for
	adjustment	retirement indemnities	Total
Beginning balance	(3,173)	(577)	(3,748)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(61)	374	313
Ending balance	(3,234)	(203)	(3,436)

As there is an allowance recorded against deferred tax assets, there is no net impact of tax.